Operating Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Lease Cost
Lease costs recorded under operating leases were as follows:

	Year ended
	December 31, 2021	December 31, 2020
	(in thousands)

Operating lease costs	$51,200	$31,088
Income from sub-leases	(1,338)	(940)
Net operating lease costs	$49,862	$30,148

Schedule of Operating Lease Maturity
Future minimum lease payments under non-cancelable leases as of December 31, 2021 were as follows:

Minimum rental
payments
(in thousands)
2022	$54,292
2023	45,469
2024	29,607
2025	20,758
2026	17,714
Thereafter	59,858
Total future minimum lease payments	227,698
Lease imputed interest	(18,266)
Total	$209,432